REPORTING ENTITY AND NATURE OF OPERATIONS	12 Months Ended
Dec. 31, 2021
General Information About Financial Statements [Abstract]
REPORTING ENTITY AND NATURE OF OPERATIONS	REPORTING ENTITY AND NATURE OF OPERATIONS
The principal activities of The Lion Electric Company ("Lion" or the "Company") and its subsidiaries (together referred to as the "Group") include design, development, manufacturing and distribution of purpose-built all-electric medium and heavy-duty urban vehicles including battery systems, chassis, bus bodies and truck cabins. The Group also distributes truck and bus parts and accessories.
The Company is incorporated under the Business Corporations Act (Quebec) and is the Group’s ultimate parent company. Its registered office and principal place of business is 921, chemin de la Riviere-du-Nord, Saint-Jerome, Quebec, Canada. These audited consolidated financial statements ("consolidated financial statements") are as at December 31, 2021 and 2020 and for the fiscal years ended years ended December 31, 2021, 2020 and 2019 and include the accounts of the Company and its subsidiaries. The Company is a publicly listed entity, and its shares are traded on the Toronto Stock Exchange and New York Stock Exchange under the symbol LEV.